Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Long-Horizon Equity Fund
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2012